Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Schedule of consolidated statements of income and financial position by reportable segment

	2023
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	505,472	283,180	277,508	307,230	216,465	50,071	109,684	54,921	(154,497)	1,650,034
Raw materials and energy consumption for production	(313,162)	(165,193)	(183,839)	(103,304)	(108,409)	(44,003)	(82,201)	(35,280)	156,105	(879,286)
Other operating income	6,605	3,896	36,628	40,321	21,149	594	(142)	50,655	(58,714)	100,992
Staff costs	(67,160)	(37,744)	(28,326)	(79,114)	(42,069)	(5,007)	(10,412)	(36,027)	—	(305,859)
Other operating expense	(44,304)	(26,840)	(69,897)	(71,632)	(44,132)	(11,223)	(10,718)	(48,309)	56,965	(270,090)
Depreciation and amortization charges	(32,313)	(15,183)	(7,835)	(6,325)	(3,005)	(1,840)	(4,056)	(2,975)	—	(73,532)
Impairment (loss) gain	(21,008)	—	(1,571)	—	(3,619)	478	—	430	—	(25,290)
Other (loss) gain	(71)	(115)	1	79	47	—	—	30	—	(29)
Operating Profit	34,059	42,001	22,669	87,255	36,427	(10,930)	2,155	(16,555)	(141)	196,940

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2022
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	671,290	339,414	701,140	536,753	259,419	17,337	122,262	81,560	(131,259)	2,597,916
Raw materials and energy consumption for production	(305,545)	(68,490)	(541,034)	(241,936)	(139,687)	(9,270)	(65,373)	(46,759)	133,008	(1,285,086)
Other operating income	6,464	122	42,882	76,255	23,622	156	66	59,840	(62,051)	147,356
Staff costs	(61,378)	(41,923)	(28,996)	(81,175)	(50,467)	(1,736)	(11,652)	(37,483)	—	(314,810)
Other operating expense	(33,708)	(37,859)	(111,741)	(99,513)	(33,265)	(2,649)	(13,193)	(74,626)	60,302	(346,252)
Depreciation and amortization charges	(33,708)	(15,135)	(13,005)	(4,605)	(8,086)	(748)	(5,278)	(994)	—	(81,559)
Impairment (loss) gain	—	—	(33,222)	—	(26,028)	5,357	2,408	(5,514)	—	(56,999)
Other (loss) gain	(522)	(126)	(178)	230	82	—	—	495	—	(19)
Operating (loss) profit	242,893	176,003	15,846	186,009	25,590	8,447	29,240	(23,481)	—	660,547

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2021
	North America		North America		Europe		Europe		Europe		South Africa		South Africa				Adjustments/
	Silicon Metal		Silicon Alloys		Manganese		Silicon Metal		Silicon Alloys		Silicon Metal		Silicon Alloys		Other segments		Eliminations (*)	Total
	US$'000		US$'000		US$'000		US$'000		US$'000		US$'000		US$'000		US$'000		US$'000	US$'000
Sales	370,109		154,699		476,287		437,533		227,804		12,604		104,591		43,568		(48,287)	1,778,908
Raw materials and energy consumption for production	(265,653)		(57,663)		(326,257)		(303,811)		(170,073)		(8,240)		(68,377)		(33,445)		48,623	(1,184,896)
Other operating income	5,089		296		34,142		48,828		16,924		278		485		49,901		(45,858)	110,085
Staff costs	(51,163)		(31,300)		(33,696)		(77,608)		(42,679)		(1,542)		(11,726)		(31,203)		—	(280,917)
Other operating expense	(22,222)		(20,848)		(105,290)		(105,712)		(23,043)		(1,904)		(11,352)		(51,960)		45,522	(296,809)
Depreciation and amortization charges	(40,489)		(15,281)		(18,634)		(7,330)		(9,522)		(546)		(4,535)		(991)		—	(97,328)
Impairment (loss) gain	—		—		(376)		14		(455)		288		2,396		(1,730)		—	137
Other (loss) gain	(347)	—	741	—	—	0	733	—	295	—	—	—	—	—	784	—	—	2,206
Operating (loss) profit	(4,676)		30,644		26,176		(7,353)		(750)		938		11,482		(25,013)		—	31,386

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

Schedule of sales by product line

	Year Ended December 31,
	2023	2022	2021
	US$'000	US$'000	US$'000
Silicon metal	722,226	1,116,193	637,695
Manganese-based alloys	259,197	525,483	469,138
Ferrosilicon	330,946	561,539	337,833
Other silicon-based alloys	159,441	192,409	161,750
Silica fume	33,804	32,290	32,409
Other	144,420	170,002	140,083
Total	1,650,034	2,597,916	1,778,908

Schedule of non-current assets by geographical area

	Year ended December 31,
	2023	2022
	US$´000	US$´000
United Kingdom	462	946
United States of America	213,663	231,565
Europe
Spain	151,200	109,759
France	151,880	133,684
Other European Countries	57,739	55,835
Total non-current assets in Europe	360,819	299,278
Rest of the World	138,105	132,094
Total	713,049	663,883